Income Taxes - Deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	¥ 102,559	¥ 135,400
Operating lease liabilities	20,980
Accrued expenses and reserves	12,209
Other	615	2,223
Total deferred tax assets	136,363	137,623
Deferred tax liabilities:
Right-of-use assets	(20,980)
Debt issuance costs	(346)	(369)
Other receivables		(2,274)
Capitalized software	(64)	(1,011)
Other	(737)	(362)
Total deferred tax liabilities	(22,127)	(4,016)
Less: Valuation allowance	¥ (114,236)	¥ (133,607)	¥ (117,625)	¥ (117,527)